Nature of Operations and Organization (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) MWh	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Powerhouse production capability, nuclear fuel | MWh	15
Powerhouse production capability, fresh fuel | MWh	75
Powerhouse useful life	30 years
Cash, cash equivalents, and marketable securities	$ 275,287
Net loss	73,616	$ 32,173
Operating income (loss)	(52,801)	(18,636)
Net cash used in operating activities	38,390	15,998
Accumulated deficit	$ 135,109	$ 61,493